Fair Value Measurements - Schedule of Financial Assets that are Measured at Fair Value on a Recurring Basis (Details) - Money Market Funds [Member] - Fair Value, Recurring [Member] - SK GROWTH OPPORTUNITIES CORPORATION [Member] - USD ($)
	Dec. 31, 2024	Dec. 31, 2023
Level 1 [Member]
Assets:
Investments held in Trust Account – Money Market Funds	$ 112,391,416	$ 109,573,279
Level 2 [Member]
Assets:
Investments held in Trust Account – Money Market Funds
Level 3 [Member]
Assets:
Investments held in Trust Account – Money Market Funds